PENSIONS - Employer Contributions and Payments (Details) - Pensions $ in Thousands	Dec. 31, 2018 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 510
Estimated future benefit payments:
2019	330
2020	410
2021	535
2022	355
2023	370
2024 - 2028	2,310
Marine Scheme
Pensions:
Employer contributions	2,900
Estimated future benefit payments:
2019	3,000
2020	3,000
2021	3,000
2022	3,000
2023	3,000
2024 - 2028	$ 12,500